VANECK CHINA BOND ETF
SCHEDULE OF INVESTMENTS
January 31, 2024 (unaudited)
1
FootnoteRuleAboveBlank
Footnotes:
Par
(000's) Value
CORPORATE BONDS: 69.3%
Basic Materials : 4.9%
China Chengtong Holdings
Group Ltd.
3.53%, 10/28/26 CNY 10,000 $ 1,403,857
Underline
Energy : 3.0%
China National Petroleum
Corp.
4.16%, 08/16/25 CNY 6,000 857,198
Underline
Financials : 41.7%
Agricultural Development Bank
of China
2.25%, 04/22/25 CNY 1,130 157,569
2.96%, 04/17/30 CNY 1,160 165,465
3.63%, 07/19/26 CNY 2,700 387,783
3.74%, 07/12/29 CNY 2,740 406,080
3.75%, 01/25/29 CNY 2,620 386,923
3.79%, 10/26/30 CNY 1,110 166,235
3.85%, 01/06/27 CNY 3,410 495,690
4.39%, 09/08/27 CNY 3,270 487,131
4.65%, 05/11/28 CNY 1,360 206,572
4.98%, 01/12/25 CNY 2,640 377,756
Central Huijin Investment Ltd.
2.87%, 04/20/26 CNY 6,000 842,256
China Development Bank
2.77%, 10/24/32 CNY 3,810 536,606
3.18%, 04/05/26 CNY 4,850 688,519
3.34%, 07/14/25 CNY 3,830 542,143
3.41%, 06/07/31 CNY 1,640 240,759
3.45%, 09/20/29 CNY 4,800 702,637
3.48%, 01/08/29 CNY 4,460 651,356
3.65%, 05/21/29 CNY 1,950 287,734
3.66%, 03/01/31 CNY 1,170 174,292
3.70%, 10/20/30 CNY 4,150 618,497
4.04%, 04/10/27 CNY 1,760 257,899
4.04%, 07/06/28 CNY 2,720 404,815
China Reform Holdings Corp.
Ltd.
2.65%, 09/06/27 CNY 10,000 1,390,659
Export-Import Bank of China
2.90%, 08/19/32 CNY 1,390 197,619
3.23%, 03/23/30 CNY 2,900 419,804
3.38%, 07/16/31 CNY 1,750 256,372
3.74%, 11/16/30 CNY 2,380 355,277
3.88%, 01/12/36 CNY 1,170 182,939
11,987,387
Par
(000’s) Value
Industrials : 9.9%
China State Railway Group Co.
Ltd.
3.53%, 01/29/26 CNY 10,000 $ 1,423,622
Shandong Hi-Speed Group Co.
Ltd.
3.41%, 03/16/26 CNY 10,000 1,414,042
2,837,664
Real Estate : 0.0%
China Fortune Land
Development Co. Ltd.
5.50%, 10/22/22 (d) * CNY 1,000 1
7.00%, 03/03/21 (d) * CNY 1,000 2
3
Utilities : 9.8%
State Grid Corp. of China
2.88%, 08/30/27 CNY 10,000 1,407,032
State Power Investment Corp.
Ltd.
2.82%, 07/04/26 CNY 10,000 1,401,341
2,808,373
Total Corporate Bonds
(Cost: $20,887,585) 19,894,482
GOVERNMENT OBLIGATIONS: 24.5%
China Government Bond
2.52%, 08/25/33 CNY 2,120 296,801
2.68%, 05/21/30 CNY 3,450 488,247
2.69%, 08/12/26 CNY 2,050 289,370
2.77%, 06/24/30 CNY 3,710 527,668
2.85%, 06/04/27 CNY 5,420 771,007
2.86%, 07/16/30 CNY 3,350 479,460
3.01%, 05/13/28 CNY 5,630 808,670
3.02%, 10/22/25 CNY 2,150 304,538
3.02%, 05/27/31 CNY 2,710 392,667
3.03%, 03/11/26 CNY 5,400 767,318
3.25%, 06/06/26 CNY 2,220 317,964
3.27%, 11/19/30 CNY 2,980 439,275
3.28%, 12/03/27 CNY 1,050 152,409
3.29%, 05/23/29 CNY 2,680 393,033
3.74%, 09/22/35 CNY 3,900 616,203
Underline
Total Government Obligations
(Cost: $7,765,133) 7,044,630
Total Investments: 93.8%
(Cost: $28,652,718) 26,939,112
Other assets less liabilities: 6.2% 1,789,625
NET ASSETS: 100.0% $ 28,728,737
Definitions:
CNY Chinese Yuan
* Non-income producing
(d) Security in default

VANECK CHINA BOND ETF
SCHEDULE OF INVESTMENTS
(unaudited) (continued)
2
Summary of Investments by Sector
% of
Investments Value
Financials 44.5% $ 11,987,387
Government 26.2 7,044,630
Industrials 10.5 2,837,664
Utilities 10.4 2,808,373
Basic Materials 5.2 1,403,857
Energy 3.2 857,198
Real Estate 0.0 3
100.0% $ 26,939,112